SUPPLEMENT DATED JULY 23, 2004
 TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
INTEGRITY MANAGED PORTFOLIOS
Dated December 22, 2003

TO THE PROSPECTUS AND THE SAI

Effective July 22, 2004, Integrity Managed Portfolios will no longer offer a sales charge waiver for share purchases using documented redemptions from unrelated funds in which you have paid a sales load.  Any reference to this program in the prospectus and SAI is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE